Segmented information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Segmented information [Text Block]
6.	Segmented information

The Company’s operating segments reflect its different mining interests and are reported in a manner consistent with the internal reporting used to assess each segment’s performance. Significant information relating to reportable operating segments is summarized below:

	San Dimas	Corporate	Total
At December 31, 2017
Current assets	$72,026	$7,280	$79,306
Mining interests	124,835	215	125,050
Other non-current assets	-	910	910
Total assets	$196,861	$8,405	$205,266

Current liabilities	$19,242	$35,159	$54,401
Non-current liabilities	42,428	48,706	91,134
Total liabilities	$61,670	$83,865	$145,535

			Black Fox
As at December 31, 2016	San Dimas	Corporate	Complex	Cerro del Gallo	Total
Current assets	$60,604	$4,209	$16,761	$1,479	$83,053
Mining interests	428,251	330	$85,680	63,659	577,920
Other non-current assets	11,107	1,160	$4,577	-	16,844
Total assets	$499,962	$5,699	$107,018	$65,138	$677,817

Current liabilities	$20,373	$54,836	$10,988	$18	$86,215
Non-current liabilities	50,585	53,861	$20,315	5,711	130,472
Total liabilities	$70,958	$108,697	$31,303	$5,729	$216,687

			Continuing	Cerro del	Black Fox	Discontinued
	San Dimas	Corporate	Operations	Gallo	Complex	operations	Total

Year Ended December 31, 2017
Revenue	$91,769	$-	$91,769	$-	$65,828	$65,828	$157,597
Operating expenses	67,280	-	67,280	-	39,982	39,982	107,262
Depreciation and depletion	22,320	113	22,433	44	7,269	7,313	29,746
Total cost of sales	89,600	113	89,713	44	47,251	47,295	137,008
Earnings (loss) from mine operations	2,169	(113)	2,056	(44)	18,577	18,533	20,589
Mining interest impairment charge	(303,858)	-	(303,858)	(50,000)	(44,963)	(94,963)	(398,821)
Exploration expenses	(1,345)	-	(1,345)	(830)	-	(830)	(2,175)
Share-based compensation	-	(4,149)	(4,149)	-	-	-	(4,149)
General and administrative expenses	(2,242)	(9,237)	(11,479)	(3)	(252)	(255)	(11,734)
Idle and restart costs incurred during strike at San Dimas	(6,207)	-	(6,207)	-	-	-	(6,207)
Other charges	(1,356)	(5,688)	(7,044)	-	(51)	(51)	(7,095)
Loss from operations	(312,839)	(19,187)	(332,026)	(50,877)	(26,689)	(77,566)	(409,592)
Other expense items	(1,025)	(4,718)	(5,743)	(3,069)	(1,385)	(4,454)	(10,197)
Loss before income taxes	(313,864)	(23,905)	(337,769)	(53,946)	(28,074)	(82,020)	(419,789)
Income tax recovery (expense)	4,819	(426)	4,393	5,711	-	5,711	10,104
Net loss	($309,045)	($24,331)	($333,376)	($48,235)	($28,074)	($76,309)	($409,685)

			Continuing	Cerro del	Black Fox	Discontinued
	San Dimas	Corporate	Operations	Gallo	Complex	operations	Total

Year Ended December 31, 2016
Revenue	$147,581	$-	$147,581	$-	$71,595	$71,595	$219,176
Operating expenses	100,452	-	100,452	-	54,815	54,815	155,267
Depreciation and depletion	46,984	132	47,116	82	16,131	16,213	63,329
Total cost of sales	147,436	132	147,568	82	70,946	71,028	218,596
Earnings (loss) from mine operations	145	(132)	13	(82)	649	567	580
Mining interest impairment charge	(111,000)	-	(111,000)	-	(117,000)	(117,000)	(228,000)
Exploration expenses	(1,885)	-	(1,885)	(1,529)	-	(1,529)	(3,414)
Share-based compensation	-	(7,049)	(7,049)	-	-	-	(7,049)
General and administrative expenses	(5,419)	(8,110)	(13,529)	(164)	(1,109)	(1,273)	(14,802)
Other charges	(2,327)	(2,398)	(4,725)	-	-	-	(4,725)
Loss from operations	(120,486)	(17,689)	(138,175)	(1,775)	(117,460)	(119,235)	(257,410)
Other expense items	(1,494)	4,237	2,743	(315)	(902)	(1,217)	1,526
Loss before income taxes	(121,980)	(13,452)	(135,432)	(2,090)	(118,362)	(120,452)	(255,884)
Income tax recovery	19,938	-	19,938	326	1,200	1,526	21,464
Net loss	($102,042)	($13,452)	($115,494)	($1,764)	($117,162)	($118,926)	($234,420)

			Continuing	Cerro del	Black Fox	Discontinued
	San Dimas	Corporate	Operations	Gallo	Complex	operations	Total
Year Ended December 31, 2015
Revenue	$213,192	$-	$213,192	$-	$78,112	$78,112	$291,304
Operating expenses	103,782	-	103,782	-	59,811	59,811	163,593
Depreciation and depletion	55,693	143	55,836	90	21,312	21,402	77,238
Total cost of sales	159,475	143	159,618	90	81,123	81,213	240,831
Earnings (loss) from mine operations	53,717	(143)	53,574	(90)	(3,011)	(3,101)	50,473
Mining interest impairment charge	-	-	-	(22,000)	(82,000)	(104,000)	(104,000)
Exploration expenses	(1,690)	-	(1,690)	-	-	-	(1,690)
Share-based compensation	-	(7,144)	(7,144)	-	-	-	(7,144)
General and administrative expenses	(2,546)	(16,475)	(19,021)	(21)	(1,002)	(1,023)	(20,044)
Other charges	(694)	(2,008)	(2,702)	-	-	-	(2,702)
Earnings (loss) from operations	48,787	(25,770)	23,017	(22,111)	(86,013)	(108,124)	(85,107)
Other income (expense) items	(4,225)	(58)	(4,283)	41	2,836	2,877	(1,406)
Earnings (loss) before income taxes	44,562	(25,828)	18,734	(22,070)	(83,177)	(105,247)	(86,513)
Income tax recovery (expense)	(32,536)	4,545	(27,991)	(323)	7,917	7,594	(20,397)
Net income (loss)	$12,026	($21,283)	($9,257)	($22,393)	($75,260)	($97,653)	($106,910)